Organization, Basis of Presentation and Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - RSU $ in Millions		3 Months Ended	9 Months Ended
	Apr. 02, 2021 USD ($) grantee shares	Sep. 30, 2021 shares	Sep. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		0	3,193,510
the 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	3,200,000
Grant date fair value | $	$ 25.2
Award vesting period	3 years
the 2020 Plan | Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	1,000
Number of grantees | grantee	4
the 2020 Plan | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	33.00%
the 2020 Plan | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	33.00%
the 2020 Plan | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	34.00%